DBX ETF Trust | 1
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
Feburary 28, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.2%
Application Software — 9.2%
Alarm.com Holdings, Inc. *
1,616 93,873
Clear Secure, Inc., Class A
3,598 85,309
Datadog, Inc., Class A *
689 80,303
Dynatrace, Inc. *
1,871 107,115
InterDigital, Inc.
512 109,384
Systena Corp.
14,669 33,096
TeamViewer SE, 144A *
9,051 112,156
(Cost $578,905)
621,236
Communications Equipment
— 2.5%
F5, Inc. *
378 110,539
NetScout Systems, Inc. *
2,879 64,749
(Cost $135,788)
175,288
Computer Software — 0.9%
MIA Teknoloji AS *
(Cost $78,730)
67,248 59,289
Distribution/Wholesale — 0.2%
SKY ICT PCL, NVDR *
(Cost $18,454)
27,732 15,257
Internet Services &
Infrastructure — 13.5%
Akamai Technologies, Inc. *
1,047 84,472
Fastly, Inc., Class A *
12,839 87,434
GDS Holdings Ltd., Class A *
26,347 120,783
Hennge KK
3,591 32,170
NEXTDC Ltd. *
25,954 215,301
Okta, Inc. *
3,430 310,381
Vnet Group, Inc., ADR *
5,304 62,216
(Cost $872,675)
912,757
IT Consulting & Other Services
— 13.1%
Change Holdings, Inc. (a)
7,409 61,064
Computacenter PLC
3,817 103,141
DXC Technology Co. *
4,762 87,478
Future Corp.
2,246 26,276
NCC Group PLC
16,971 27,865
NEC Corp.
1,165 111,827
NET One Systems Co. Ltd.
3,457 102,658
Netcompany Group A/S, 144A *
1,474 60,638
Otsuka Corp.
4,467 97,258
Systex Corp.
22,395 93,504
TechMatrix Corp.
2,797 40,277
TietoEVRY OYJ
4,184 78,673
(Cost $866,448)
890,659
Research & Consulting
Services — 1.9%
My EG Services Bhd
(Cost $120,332)
655,350 128,500
Number
of Shares Value $
Systems Software — 57.9%
A10 Networks, Inc.
2,884 59,958
Ahnlab, Inc.
1,376 71,015
BlackBerry Ltd. *
26,317 124,593
Check Point Software
Technologies Ltd. *
1,600 352,416
Crowdstrike Holdings, Inc., Class
A *
817 318,352
CyberArk Software Ltd. *
851 309,636
Digital Arts, Inc.
665 27,051
Fortinet, Inc. *
3,052 329,646
OneSpan, Inc.
2,257 36,202
Palo Alto Networks, Inc. *
1,696 322,969
Qualys, Inc. *
2,181 286,714
Radware Ltd. *
925 20,017
Rapid7, Inc. *
4,336 126,134
SentinelOne, Inc., Class A *
13,028 268,768
SolarWinds Corp.
3,351 61,357
Tenable Holdings, Inc. *
6,195 236,277
Trend Micro, Inc.
5,685 414,600
Varonis Systems, Inc. *
6,626 284,719
Zscaler, Inc. *
1,565 307,100
(Cost $3,156,604)
3,957,524
TOTAL COMMON STOCKS
(Cost $5,827,936)
6,760,510
EXCHANGE-TRADED FUNDS
— 0.7%
Global X Cybersecurity ETF
(Cost $48,085)
1,405 47,587
SECURITIES LENDING
COLLATERAL — 0.2%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.27%
(b)(c)
(Cost $15,675)
15,675 15,675
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
4.30% (b)
(Cost $616)
616 616
TOTAL INVESTMENTS — 100.1%
(Cost $5,892,312)
6,824,388
Other assets and liabilities,
net — (0.1%)
(6,299)
NET ASSETS — 100.0%
6,818,089

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
(Continued)
Feburary 28, 2025 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments.
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2025 is as follows:
Value ($) at
5/31/2024
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2025
Value ($) at
2/28/2025
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.27% (b)(c)
116,100 — (100,425) (d) — — 496 — 15,675 15,675
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 4.30% (b)
1,845 457,963 (459,192) — — 165 — 616 616
117,945 457,963 (559,617) — — 661 — 16,291 16,291
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2025 amounted to $12,423, which is 0.2% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28,
2025.
ADR: American Depositary Receipt
NVDR: Non Voting Depositary Receipt
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 6,760,510 $ — $ — $ 6,760,510
Exchange-Traded Funds
47,587 — — 47,587
Short-Term Investments (a)
16,291 — — 16,291
TOTAL
$ 6,824,388 $ — $ — $ 6,824,388
(a)
See Schedule of Investments for additional detailed categorizations.

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Cybersecurity Select Equity ETF
(Continued)
Feburary 28, 2025 (Unaudited)
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (844) 851-
4255. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
PSWD-PH3
R-089711-2 (5/25) DBX006037 (5/25)